EMPLOYMENT	12 Months Ended
Dec. 31, 2024
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Abstract]
EMPLOYMENT
3.	EMPLOYMENT

The average number of persons employed by the Group in continuing operations is as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Research and development	33	23	26
Administration and sales	82	99	105
Manufacturing and quality	286	258	253

	401	380	384

The average number of employees, including discontinued operations, was 401 (2023: 383; 2022: 398).

Employment costs charged in the consolidated statement of operations for continuing operations are analysed as follows:

	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Wages and salaries	25,570	23,718	22,364
Social welfare costs	2,219	2,061	1,965
Pension costs	451	508	347
Share-based payments	1,316	2,069	1,755
Restructuring cost	596	485	274

	30,152	28,841	26,705

Employment costs are shown net of capitalisations and Irish government wage subsidies. There were no Irish government wage subsidies netted against employment costs in the year ended December 31, 2024.  Total employment costs, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs, for the year ended December 31, 2024, amounted to US$33,584,000 (2023: US$29,975,000) (2022: US$27,528,000). Total share-based payments in the balance sheet amounted to US$1,316,000 for the year ended December 31, 2024 (2023: US$2,069,000) (2022: US$1,755,000). See Note 20 for further details.

Employment costs including discontinued operations, are analysed as follows:

	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Wages and salaries	25,570	24,343	23,608
Social welfare costs	2,219	2,097	2,036
Pension costs	451	510	352
Share-based payments	1,316	2,069	1,755
Restructuring cost	596	485	274

	30,152	29,504	28,025

The Group operates defined contribution pension schemes for certain of its full-time employees. The benefits under these schemes are financed by both Group and employee contributions. Total contributions made by the Group in the financial year and charged against income in respect of continuing operations amounted to US$451,000 (2023: US$508,000) (2022: US$347,000). The pension accrual for the Group at December 31, 2024 was US$nil (2023: US$56,000) (2022: US$44,000).